Cover	Oct. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	333-295563
Entity Registrant Name	ATII Holdings Inc.
Entity Central Index Key	0002101833
Entity Tax Identification Number	41-2980280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Archimedes Tech S P A C Partners I I Co [Member]
Document Information [Line Items]
Entity File Number	001-42514
Entity Registrant Name	Archimedes Tech SPAC Partners II Co.
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Archimedes Tech S P A C Partners I I Co [Member] | Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one-half of one redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one-half of one redeemable Warrant
Trading Symbol	ATIIU
Security Exchange Name	NASDAQ
Archimedes Tech S P A C Partners I I Co [Member] | Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ATII
Security Exchange Name	NASDAQ
Archimedes Tech S P A C Partners I I Co [Member] | Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ATIIW
Security Exchange Name	NASDAQ
Forge Nano Inc [Member]
Document Information [Line Items]
Entity File Number	333-295563-01
Entity Registrant Name	Forge Nano, Inc.
Entity Tax Identification Number	45-2393850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Grant St. #110
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80241
City Area Code	720
Local Phone Number	259-8579